Commitments - Summary of Commitments Under Leases, Outsourcing and Other Agreements Due (Detail) CAD in Millions	Dec. 31, 2016 CAD
Commitments and Contingencies Disclosure [Abstract]
Outsourcing agreements, 2017	CAD 165
Outsourcing agreements, 2018	102
Outsourcing agreements, 2019	94
Outsourcing agreements, 2020	2
Outsourcing agreements, 2021	2
Outsourcing agreements, Thereafter	9
Long-term software/meter agreement, 2017	17
Long-term software/meter agreement, 2018	17
Long-term software/meter agreement, 2019	16
Long-term software/meter agreement, 2020	17
Long-term software/meter agreement, 2021	1
Long-term software/meter agreement, Thereafter	5
Operating lease commitments, 2017	9
Operating lease commitments, 2018	9
Operating lease commitments, 2019	4
Operating lease commitments, 2020	8
Operating lease commitments, 2021	2
Operating lease commitments, Thereafter	CAD 2